Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Money Market Reserves | Investor Shares
Risk/Return:
Trading Symbol	DPIXX
Dreyfus Money Market Reserves | Class R
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Trading Symbol	DPOXX
Dreyfus U.S. Treasury Reserves | Investor Shares
Risk/Return:
Trading Symbol	DUIXX
Dreyfus U.S. Treasury Reserves | Class R
Risk/Return:
Trading Symbol	DUTXX
Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Risk/Return:
Trading Symbol	DSPIX
Dreyfus Bond Market Index Fund | Investor Shares
Risk/Return:
Trading Symbol	DBMIX
Dreyfus Bond Market Index Fund | BASIC Shares
Risk/Return:
Trading Symbol	DBIRX
Dreyfus Disciplined Stock Fund | Dreyfus Disciplined Stock Fund
Risk/Return:
Trading Symbol	DDSTX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DOEAX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DOECX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DOEIX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class Y
Risk/Return:
Trading Symbol	DOEYX
Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSTYX
Dreyfus Tax Managed Growth Fund | Class A
Risk/Return:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Class C
Risk/Return:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Class I
Risk/Return:
Trading Symbol	DPTRX
R and Investor Class Prospectus | Dreyfus AMT-Free Municipal Reserves | Investor Shares
Risk/Return:
Trading Symbol	DLTXX
R and Investor Class Prospectus | Dreyfus AMT-Free Municipal Reserves | Class R
Risk/Return:
Trading Symbol	DTMXX
Class B Prospectus | Dreyfus AMT-Free Municipal Reserves | Class B
Risk/Return:
Trading Symbol	DMBXX
Basic Class Prospectus | Dreyfus AMT-Free Municipal Reserves | BASIC Shares
Risk/Return:
Trading Symbol	DLRXX